OIL AND NATURAL GAS PROPERTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Extractive Industries [Abstract]
Schedule of Oil and Natural Gas Properties

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	September 30, 2025	December 31, 2024

Evaluated costs subject to amortization	$-	$-
Unevaluated costs	5,633,573	569,551
Total capitalized costs	5,633,573	569,551
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	(5,038,725)	-

Total oil and gas properties	$594,848	$569,551

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	December 31, 2024	December 31, 2023

Evaluated costs subject to amortization	$-	$-
Unevaluated costs	569,551	53,672,579
Total capitalized costs	569,551	53,672,579
Less accumulated depreciation, depletion and amortization	-	-
Less accumulated impairment	-	-

Total oil and gas properties	$569,551	$53,672,579